Other income (expenses), net	12 Months Ended
Dec. 31, 2021
Other income (expenses), net
Other income (expenses), net

25.        Other income (expenses), net

	2021	2020	2019
Deductible donations	(300)	(300)	(300)
Contractual indemnities	(364)	(85)	(647)
Modification of lease contracts - Note 12	379	3,052	-
Other revenues	730	743	437
Other expenses	(380)	(2,898)	(395)
Total	65	512	(905)